General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of general and administrative expenses

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Salaries and payroll taxes	23,300	27,178	20,242
Share-based payments (Note 31)	23,133	16,576	10,592
Fees and compensation for services	11,764	9,848	7,412
Employee benefits	4,678	3,360	2,124
Institutional promotion and advertising	2,174	2,066	2,237
Taxes, rates and contributions	1,884	1,859	1,311
Other	3,550	2,939	1,940

Total general and administrative expenses	70,483	63,826	45,858